Fair Value Measurements (Details) - Schedule of Inputs into the Black-Scholes Model - $ / shares		9 Months Ended	12 Months Ended
	Apr. 04, 2022	Sep. 30, 2023	Dec. 31, 2022
Schedule of Inputs Into The Black Scholes Model [Abstract]
Exercise Price	$ 11.5	$ 11.5	$ 11.5
Underlying share price	$ 8.08	$ 10.67	$ 10.06
Expected Volatility	25.62%	5.24%	2.97%
Warrant life (years)	5 years	5 years	5 years
Risk-free rate	2.42%	4.60%	3.99%